Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

At June 30, 2016 and December 31, 2015, property and equipment consists of the following:

	June 30, 2016	December 31, 2015
Computer equipment	$111,196	$111,196
Furniture and fixtures	21,303	21,303
Leasehold improvements	35,897	35,897
	$168,396	$168,396
Less accumulated depreciation and amortization	143,718	139,885
Total	$24,678	$28,511

Depreciation of property and equipment amounted to $3,833 and $8,015 during the six months ended June 30, 2016 and 2015, respectively. Depreciation of property and equipment amounted to $1,917 and $4,192 during the three months ended June 30, 2016 and 2015, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.

3.	PROPERTY AND EQUIPMENT

At December 31, 2015 and 2014, property and equipment consists of the following:

	2015	2014
Computer equipment	$111,196	$120,513
Furniture and fixtures	21,303	22,323
Leasehold improvements	35,897	55,102
	168,396	197,938
Less accumulated depreciation and amortization	139,885	161,838
Total	$28,511	$36,100

Depreciation of property and equipment amounted to $14,124 and $15,054 during the years ended December 31, 2015 and 2014, respectively. Depreciation costs are included in the accompanying statements of operations in operating expenses.